Income tax benefit/(expense) (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes paid (refund) [abstract]
Disclosure of major components of tax expense (income)
Income tax income/(expense) is comprised of current and deferred tax.

	Year ended December 31,
in € thousand	2023	2022	2021
CURRENT TAX
Current income tax charge	(931)	(1,029)	(32)
Adjustments in respect of current income tax of previous year	(175)	97	(19)
DEFERRED TAX
Relating to origination and reversal of temporary differences	(1,695)	2,468	(3,395)
INCOME TAX BENEFIT/(EXPENSE)	(2,800)	1,536	(3,446)

Disclosure of reconciliation of income tax expense
The tax on the Group’s loss before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated companies as follows:

	Year ended December 31,
in € thousand	2023	2022	2021
LOSS BEFORE TAX	(98,629)	(144,815)	(69,979)
Tax calculated at domestic tax rates applicable to profits in the respective countries	23,400	37,203	18,824
Income not subject to tax (mainly R&D tax credit)	190	7,435	10,739
Expenses not deductible for tax purposes	(1,902)	(26)	(2,509)
Deferred tax asset not recognized	(23,360)	(45,955)	(26,902)
Utilization of previously unrecognized tax losses	(1,593)	2,628	—
Income tax credit/withholding tax/other adjustments	553	101	(459)
Effect of change in applicable tax rate	(160)	586	(3,291)
Exchange differences	(25)	(526)	296
Income tax of prior years	98	90	(64)
Minimum income tax	(2)	(2)	(80)
INCOME TAX BENEFIT/(EXPENSE)	(2,800)	1,536	(3,446)
Effective income tax rate	—	—	—

Disclosure of reconciliation of deferred income tax
The gross movement on the deferred income tax account was as follows:

	Year ended December 31,
in € thousand	2023	2022	2021
BEGINNING OF THE YEAR	4,943	2,292	5,158
Exchange differences	(294)	171	529
Income statement charge / (credit)	(1,695)	2,480	(3,395)
END OF THE YEAR	2,954	4,943	2,292

Disclosure of deferred tax assets and liabilities by balance sheet items
The deferred tax assets and liabilities are allocable to the various balance sheet items as follows:

	Year ended December 31,
in € thousand	2023	2022
DEFERRED TAX ASSET FROM
Tax losses carried forward	207,858	203,852
Fixed assets	1,765	3,541
Inventory	4,388	3,306
Borrowings and accrued interest	4,722	1,526
Provision	1,501	1,659
Other items	217	2,502
Non-recognition of deferred tax assets	(204,529)	(199,493)
TOTAL DEFERRED TAX ASSETS	15,921	16,893
DEFERRED TAX LIABILITY FROM
Fixed assets	(6,364)	(4,789)
Intangible assets	(5,157)	(6,229)
Other items	(1,446)	(932)
TOTAL DEFERRED TAX LIABILITY	(12,967)	(11,950)
DEFERRED TAX, NET	2,954	4,943